REVOLVING LOAN AND PROMISSORY NOTE- RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF REVOLVING LOAN AND PROMISSORY NOTE WITH RELATED PARTY

Revolving loan and promissory note with a related party consisted of the following at December 31, 2024 and December 31, 2023, in thousand:

	December 31, 2024	December 31, 2023
Dennis Liotta, March 2023 – 10% interest – promissory note due March 2024	—	1,000
Total notes from related party - current	$—	$1,000

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The net deferred tax assets and liabilities consist of the following amounts at December 31, 2024 and 2023, in thousands:

	2024	2023
Deferred Tax Assets
Allowance for doubtful Accounts	$—	$1
Investment in Plane Cos LLC	—	44
Loss carryforwards	18,398	11,521
Intangible	530	626
Interest expense limitations	2,484	659
Other	47	15
Total deferred tax assets	21,459	12,866
Deferred Tax Liabilities
Property and equipment depreciation	(25)	(74)
Valuation allowance	(21,738)	(13,096)
Total deferred tax liabilities	(21,763)	(13,170)
Net deferred tax assets (liabilities)	(305)	(305)

SCHEDULE OF EFFECTIVE INCOME TAX RATE AS A PERCENTAGE OF INCOME BEFORE INCOME TAXES

A reconciliation from the statutory federal income tax rate to the effective income tax rate is as follows:

	2024	2023
Expected federal income taxes at statutory rate	21.00%	21.00%
State and local income taxes	4.54%	4.54%
Permanent differences	(3.76)%	(6.79)%
Change in valuation allowance	(21.35)%	(18.18)%
Other	0.82%	(0.69)%
Effective income tax rate	1.25%	(0.12)%

M2i Global Inc [Member]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The Company had deferred income tax assets as of the fiscal years ended November 30, 2025, and 2024, as follows:

	2025	2024
Deferred Tax Assets
Net operating loss carryforwards	$2,179,800	$1,270,500
Temporary differences	-	-
Permanent differences	-	-
Valuation allowance	(2,179,800)	(1,270,500)
Net deferred tax assets	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE AS A PERCENTAGE OF INCOME BEFORE INCOME TAXES
	2025	2024
Federal tax statutory rate	21%	21%
Temporary differences	0%	0%
Permanent differences	0%	0%
Valuation Allowance	-21%	-21%
	0%	0%